ADVANCES RECEIVABLE (Narrative) (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Advances Receivable [Abstract]
Unsecured loan receivable	$ 15,282	$ 15,282
Prepaids expenses	$ 3,709	$ 0